Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
EXPENSES
Administrative fee – related party			$ 125,000	$ 95,000
General and administrative			3,384,621	809,193
Total operating expenses	$ 3,759,336	$ 1,742,117	3,509,621	904,193
Operating loss	(3,759,336)	(1,741,817)
OTHER (EXPENSE) INCOME
Change in fair value of derivatives	(8,182,500)		(18,483,096)
Issuance of common stock and warrants	(17,820,998)
Income earned on Investments held in Trust Account			3,788,143	1,812,882
Interest income	311		8,580	5,683
Interest expense	(3,739)
Other income (expense)	(1)	275
Change in fair value of over-allotment liability				19,432
Total other income (expense)	(26,006,927)	275	(14,686,373)	1,837,996
Net loss before income taxes			(18,195,994)	933,804
Provision for income taxes	0	0	1,579,608	339,899
Net income (loss)	$ (29,766,263)	$ (1,741,542)	$ (19,775,602)	$ 593,905
Weighted average number of shares basic (in Shares)	78,198,418	69,800,000
Basic net (loss) income per share (in Dollars per share)	$ (0.38)	$ (0.02)
Weighted average number of shares diluted (in Shares)	79,397,695	70,000,000
Diluted net (loss) income per share (in Dollars per share)	$ (0.04)	$ (0.02)
Net sales		$ 300
Cost of goods sold
Gross profit		300
Operating Expenses
Research and development	729,114	760,485
Selling, general and administrative	$ 3,030,222	$ 981,632
Class A Redeemable Common Stock
OTHER (EXPENSE) INCOME
Weighted average number of shares basic (in Shares)			7,654,886	9,846,164
Basic net (loss) income per share (in Dollars per share)			$ (1.82)	$ 0.05
Weighted average number of shares diluted (in Shares)			7,654,886	9,846,164
Diluted net (loss) income per share (in Dollars per share)			$ (1.82)	$ 0.05
Class A and B Non-Redeemable Common Stock
OTHER (EXPENSE) INCOME
Weighted average number of shares basic (in Shares)			3,211,000	3,117,537
Basic net (loss) income per share (in Dollars per share)			$ (1.82)	$ 0.05
Weighted average number of shares diluted (in Shares)			3,211,000	3,185,962
Diluted net (loss) income per share (in Dollars per share)			$ (1.82)	$ 0.05